Expenses by category	12 Months Ended
Dec. 31, 2020
Expenses by category [Abstract]
Expenses by category
13.	Expenses by category

Research and Development

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Operating expenses	43,787	37,465	32,921
Payroll expenses	14,424	12,382	10,662
Share-based compensation	1,276	585	694
Total research and development expenses	59,487	50,432	44,277

For the year ended December 31, 2020, 2019 and 2018, the Company incurred CHF 59.5 million, CHF 50.4 million and CHF 44.3 million in research and development expenses, respectively. These increases are predominantly driven by increases in investments in our research and development projects and full-time equivalents (FTEs).

For the years ended December 31, 2020, 2019 and 2018, the Company had 115.3, 102.7 and 87 FTEs in research and development.

General and administrative

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Operating expenses	7,471	6,637	4,903
Payroll expenses	8,274	7,172	5,740
Share-based compensation	2,812	2,249	1,824
Total general and administrative expenses	18,557	16,058	12,467

For the year ended December 31, 2020, 2019 and 2018, the Company incurred CHF 18.6 million, CHF 16.1 million and CHF 12.5 million in general and administrative expenses, respectively. These increases are predominantly driven by increases in full-time equivalents (FTEs).

For the years ended December 31, 2020, 2019 and 2018, the Company had 26.7, 24.1 and 17 FTEs general and administrative functions.

Financial result, net

	For the Years Ended December 31,
In CHF thousands	2020	2019	2018
Financial income	78	303	127
Financial expense	(184)	(1,926)	(334)
Change in fair value of conversion feature	—	4,542	—
Exchange differences	(555)	(2,013)	(1,194)
Finance result, net	(661)	906	(1,401)

Our financial income and expense primarily consist of interest income and interest expense associated with our lease liabilities and prior convertible debt instrument.

For the year ended December 31, 2020, the following items from 2019 did not repeat:

●	the CHF 4.5 million gain on the conversion feature related to the Company’s convertible loan due to Lilly in 2019;
●	CHF 1.4 million in interest expenses related to effective interest recorded to amortize the host debt per the convertible loan due to Lilly; and
●	a CHF 1.2 million remeasurement loss related to the settlement of the convertible loan.